Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Operating profit before tax from continuing operations		£ 6,195	£ 6,178	£ 5,132
Operating profit/(loss) before tax from discontinued operations		81	(112)	(262)
Adjustments for:
Non-cash and other items		4,365	3,208	1,203
Change in operating assets and liabilities		(7,267)	(25,679)	(48,447)
Income taxes paid		(1,602)	(1,033)	(1,223)
Net cash flows from operating activities	[1],[2]	1,772	(17,438)	(43,597)
Cash flows from investing activities
Sale and maturity of other financial assets		41,618	25,195	36,975
Purchase of other financial assets		(53,961)	(44,906)	(23,510)
Income received on other financial assets		1,829	1,099	659
Net movement in business interests and intangible assets		(1,919)	4,601	5,420
Sale of property, plant and equipment		198	128	154
Purchase of property, plant and equipment		(464)	(811)	(639)
Net cash flows from investing activities		(12,699)	(14,694)	19,059
Cash flows from financing activities
Issue of paid-in equity		1,390
Issue of subordinated liabilities		1,386	611	648
Redemption of subordinated liabilities		(999)	(1,250)	(3,693)
Interest paid on subordinated liabilities		(459)	(439)	(374)
Issue of MRELs		5,051	3,973	3,721
Maturity and redemption of MRELs		(2,854)	(4,236)	(4,992)
Interest paid on MRELs		(885)	(844)	(703)
Shares repurchased		(2,716)	(2,416)	(2,054)
Dividends paid		(1,800)	(1,703)	(3,205)
Net cash flows from financing activities		(1,886)	(6,304)	(10,652)
Effects of exchange rate changes on cash and cash equivalents		(1,166)	(1,189)	2,933
Net decrease in cash and cash equivalents		(13,979)	(39,625)	(32,257)
Cash and cash equivalents at 1 January		118,824	158,449	190,706
Cash and cash equivalents at 31 December		£ 104,845	£ 118,824	£ 158,449

[1]	Includes interest received of £24,996 million (2023 - £20,345 million, 2022 - £12,638 million) and interest paid of £13,689 million (2023 - £8,871 million, 2022 - £2,357 million).
[2]	The total cash outflow for leases is £95 million (2023 - £122 million; 2022 - £170 million), including payment of principal amount of £79 million (2023 - £102 million, 2022 - £145 million) which are included in the operating activities.